Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	International Growth and Income Fund
Entity Central Index Key	0001439297
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
International Growth and Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class A
Trading Symbol	IGAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.90% *
*Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class C
Trading Symbol	IGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.65% *
*Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class T
Trading Symbol	TGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 32	0.65% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-1
Trading Symbol	IGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 46	0.92% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-2
Trading Symbol	IGFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-3
Trading Symbol	IGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.53% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-A
Trading Symbol	CGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.93% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-C
Trading Symbol	CIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85	1.70% *
*Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-E
Trading Symbol	CGIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 56	1.13% *
*Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-T
Trading Symbol	TGAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 34	0.69% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-1
Trading Symbol	CGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 36	0.73% *
*
Annualized
.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-2
Trading Symbol	FGGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-3
Trading Symbol	FGIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 29	0.58% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-1
Trading Symbol	RIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 82	1.65% *
*Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-2
Trading Symbol	RIGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 81	1.63% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.63%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-2E
Trading Symbol	RIIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 67	1.34% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-3
Trading Symbol	RGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 59	1.18% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-4
Trading Symbol	RIGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 44	0.88% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-5E
Trading Symbol	RIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 34	0.69% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-5
Trading Symbol	RIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 29	0.58% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
International Growth and Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-6
Trading Symbol	RIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.53% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 14,744,000,000
Holdings Count | Holding	283
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 14,744
Total number of portfolio holdings	283
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.

[1]	Annualized.